Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Dates
30-Nov-2023
Actual/360 Days
30
30/360 Days
30
15-Dec-2023
15-Dec-2023
Collection Period No.
13
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Nov-2023
13-Dec-2023
14-Dec-2023
15-Dec-2023
15-Nov-2023
15-Nov-2023
Summary
Beginning
Balance
0.00
338,543,814.65
657,000,000.00
124,000,000.00
Principal
Payment
0.00
47,308,627.63
0.00
0.00
Ending
Balance
0.00
291,235,187.02
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
68.266418
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.420253
1.000000
1.000000
1,1
19,543,814.65
1,072,235,187.02
47,308,627.63
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,167,419,849.49
131,641,057.31
1,299,060,906.80
47,876,034.84
1,120,111,221.86
125,792,060.00
1,245,903,281.86
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
1,483,950.39
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
2.141343
4.341667
4.375000
Interest & Principal
Payment
0.00
48,792,578.02
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
70.407760
4.341667
4.375000
$52,187,553.02
T
otal
$4,878,925.39

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
56,459,434.96
0.00
56,459,434.96
49,934,376.84
4,847,697.43
855,364.86
588,718.92
35,006.42
0.00
198,270.49
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,082,550.76
0.00
0.00
4,878,925.39
0.00
0.00
47,308,627.63
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
56,459,434.96
3,189,331.18
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,082,550.76
0.00
0.00
0.00
1,082,550.76
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
4,878,925.39
0.00
1,483,950.39
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
4,878,925.39
0.00
1,483,950.39
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
4,878,925.39
4,878,925.39
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
47,308,627.63
0.00
0.00
0.00
47,308,627.63
Aggregate Principal Distributabl
e
Amount
47,308,627.63
47,308,627.63
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
16,409.08
181,861.41
198,270.49
4,787,603.48
0.00
16,409.08
16,409.08
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Pool Statistics
Pool Data
4.51%
41.40
26.87
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,299,060,906.80
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,245,903,281.86
42,349
43,227
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
33,205,259.11
16,729,117.73
34,806.39
3,188,441.71
Pool Factor
58.33%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
30-Nov-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
42,349
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.55%
1.00%
0.30%
0.15%
100.00%
1,227,865,795.91
12,452,058.53
3,749,505.51
1,835,921.91
1,245,903,281.86
41,942
285
84
38
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.448%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,221.48
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.220%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
14,156,055.82
1,774,510.64
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
80
822
Losses
(1)
Amount
3,188,441.71
849,313.06
564,618.01
Number of Receivables
Number of Receivables
Amount
32,403,230.71
12,060,757.33
6,186,417.56
Current
Cumulative
0.663%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.673%
Prior Collection Period
1.294 % Second Prior
Collection
Period
1.050
%
Third
Prior
Collection
Period
0.861%